Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

a)     The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage revenues (i)(iii)	9,200	12,233	18,177	20,794
Vessel operating expenses (i)(ii)	(1,337)	(2,452)	(2,733)	(5,267)
Time-charter hire expenses (iii)	(5,368)	(3,080)	(11,290)	(8,671)
General and administrative expenses (iv)	(3,787)	(4,170)	(7,585)	(8,324)
Equity income (v)	603	238	1,206	442

(i)
In September 2018, the Partnership’s FSU, the Bahrain Spirit, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of Bahrain Spirit to the Bahrain LNG Joint Venture for the three and six months ended June 30, 2020 amounted to $7.2 million and $14.1 million, respectively ($7.7 million and $15.3 million for the three and six months ended June 30, 2019, respectively). In addition, the Partnership has an operation and maintenance contract with the Bahrain LNG Joint Venture and had an operating and maintenance subcontract with Teekay Marine Solutions (Bermuda) Ltd. (or TMS), an entity wholly-owned by Teekay Tankers Ltd., which is controlled by Teekay Corporation, relating to the LNG regasification terminal in Bahrain. The contract with TMS was terminated in August 2019 and such services are currently managed by the Partnership. The subcontractor fees from TMS for the three and six months ended June 30, 2019 of $1.0 million and $2.0 million, respectively, are included in vessel operating expenses in the Partnership's consolidated statements of income. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the three and six months ended June 30, 2020 were $2.0 million and $4.1 million, respectively ($2.0 million and $3.0 million for the three and six months ended June 30, 2019, respectively) and are included in voyage revenues in the Partnership's consolidated statements of income.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary provided, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
Commencing in September 2018, the Partnership entered into an agreement with the MALT Joint Venture to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit (see Note 5b). The time-charter hire expenses charged for the three and six months ended June 30, 2020 were $5.4 million and $11.3 million, respectively ($3.1 million and $8.7 million for the three and six months ended June 30, 2019, respectively). In addition, in May 2019, the Partnership entered into an agreement with a subsidiary of Teekay Corporation to charter the Magellan Spirit until October 31, 2019. The Partnership recognized revenue of $2.5 million for the three and six months ended June 30, 2019 from this charter to Teekay Corporation.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
During the three and six months ended June 30, 2020, the Partnership charged fees of $0.6 million and $1.2 million, respectively ($0.2 million and $0.4 million for the three and six months ended June 30, 2019, respectively) to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Partnership’s consolidated statements of income.